FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENTPharming is exposed to several financial risks: market risks (being currency risk and interest rate risk), credit risks and liquidity risks. Up to December 11, 2020, the former Board of Management was responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field. From December 11, 2020 onwards the Board of Directors is responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field.
Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern. This includes a regular review of cash flow forecasts and, if deemed appropriate, subsequent raising of funds through execution of equity and/or debt transactions. Both the former Board of Management's and current Board of Directors' strategy is to achieve a capital structure which takes into account the best interests of all stakeholders. Pharming’s capital structure includes cash and cash equivalents, debt and equity. Compared to last year there have been no significant changes in risk management policies.
Currency risk
This is the risk that the fair value of assets, liabilities and especially the future cash flows of financial instruments will fluctuate because of changes in foreign exchange rates. Pharming’s policy for the management of foreign currency risks is aimed at protecting the operating profit and positions held or recorded in foreign currencies, in particular of the United States dollar (US dollar). Certain payments and sales of RUCONEST® in the US are being and will be received in US dollar. In 2020 repayments and interest payments of the loans were made in US dollar. Some direct payments of US activities are carried in US dollar through the Dutch entities. At December 31, 2020 the Group’s cash and cash equivalents, including restricted cash, amounted to €168.3 million. This balance consists of cash assets denominated in euros for a total amount of €10.1 million and cash assets in US dollars for a total amount of US$194.3 million or €158.2 million (applying an exchange rate EUR/US$ at December 31, 2020 of 1.2280). The US dollar cash balance will be used for the commercialization activities of the US organization and to cover the operating costs of the activities in the EU and RoW.
The carrying value of the Orbimed loan at December 31, 2019 was US$51.1 million or €45.6 million, although this has since been fully repaid in 2020. At the end of 2020 the Group has a contingent consideration of US$25.0 million or €20.4 million (2019: €34.9 million) as a liability on the balance sheet. Cash and cash equivalents (including restricted cash) , accounts receivables and inventories denominated in US$ amounted in total US$216.5 million (€176.3 million), respectively US$27.1 million (€22.1 million) for the contingent consideration and accounts payables denominated in US$. Pharming performed a sensitivity analysis by applying an adjustment to the spot rate at year-end. As the balance of the cash and cash equivalents (including restricted cash) accounts receivables, inventories, contingent consideration and accounts payables, denominated in US dollars, at year-end is US$189.4 million, a 10% strengthening or weakening of the euro versus US dollar would have an impact of €15.4 million on the Group’s gain (weakening of the euro) or loss (strengthening of the euro).
In 2019 there was a natural hedge between receipts from US sales denominated in USD and the repayment of the Orbimed loan in USD. The fact that US sales are increasing in 2020, and the fact that the repayment of the Orbimed loan, denominated in USD, has been done in 2020, means that there is no natural hedge anymore between those amounts. The Company is making plans for the introduction of an integrated treasury policy involving non-speculative hedging instruments such as forward currency purchases and sales to enable this risk to be managed and contained.
Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Pharming’s interest rate risk policy is aimed at minimizing the interest rate risks associated with the financing of the Company and thus at the same time optimizing the net interest costs. This policy translates into a certain desired profile of fixed-interest and floating interest positions, including those generated by cash and cash equivalents and those paid on finance lease liabilities. As the Orbimed loan has been fully paid back, and the interest rate on the convertible bond is a fixed percentage, Pharming concluded that the total risk on interest is not material.
The issue of the Convertible Bonds due 2025 at a fixed interest rate of 3.00% p.a. replacing the Company’s previous debt facility has rendered this concern obsolescent. The interest on the vast majority of the Company’s financial instruments is now not variable with market interest rates. More information on the Convertible Bonds due 2025 can be found in note 17.
Credit risk
Credit risk is defined as the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge obligations. Pharming manages credit risk exposure through the selection of financial institutions having a high credit rating, using credit rating reports issued by institutions such as Standard & Poor’s and Moody’s. The exposure to credit risk at December 31, 2020 is represented by the carrying amounts of cash and cash equivalents and trade and other receivables.
The carrying amounts of the cash and cash equivalents (including restricted cash) as at December 31, 2020 amounted to €168.3 million and was held through financial institutions with a BB+ to A rating or better from Standard & Poor’s, Baa3 to A1 ratings from Moody’s and BBB+ to A ratings from Fitch.
Trade and other receivables at December 31, 2020 amounted to €29.2 million. As at the date of these financial statements, these amounts have largely been settled, including receipts in cash and receipt of goods and services in exchange of prepaid expense items. Based on the credit ratings of cash and cash equivalents (including restricted cash) as well as the position taken with respect to trade and other receivables, the Company considers that this risk is adequately managed.
Liquidity risk
The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Pharming’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents. The strategy of the Company is to repay its obligations through generation of cash income from operating activities such as product sales and licensing agreements. In case such cash flows are insufficient, the Company relies on financing cash flows as provided through the issuance of shares or incurring financial liabilities.
The following table presents the financial liabilities at year-end 2020, showing the remaining undiscounted contractual amounts due including nominal interest:

Amounts in €’000	2021	2022	2023	2024	2025 and onwards	Total	Prior year total
Trade and other payables	38,816	—	—	—	—	38,816	36,247
Derivative financial liabilities	147	—	—	—	—	147	268
Loans and borrowings	—	—	—	—	—	—	49,601
Other financial liabilities	20,530	—	—	—	—	20,530	40,269
Lease Liabilities	2,109	1,865	1,593	1,231	3,799	10,597	10,215
Convertible Bonds	3,750	3,750	3,750	3,750	126,875	141,875	—
Total	65,352	5,615	5,343	4,981	130,674	211,965	136,600
Fair value estimation
The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:
•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
•Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).
The following table presents the liabilities that are measured at fair value at year-end 2020 and 2019:

	2020		2019
Amounts in € ‘000	Level 3	Total	Level 3	Total
Derivative financial liabilities	147	147	268	268
Other financial liabilities	173	173	35,117	35,117
Balance at December 31	320	320	35,385	35,385

The derivative financial liabilities measured at fair value through profit or loss include warrants not publicly traded and for which no other observable inputs are available. Accordingly, the fair value of the warrants has been determined through the Black-Scholes model, applying the following parameters as at December 31 in each year:

	2020	2019
Expected time to maturity of warrants in issue	0.9 years	1.9 years
Volatility	53%	58%
Risk-free interest rate	-0.53%	-0.30%

As described in note 2.5 Significant accounting judgments and estimates, the Company has performed a sensitivity analysis which demonstrates the potential possible effects in the event that derivative financial liabilities are settled for shares at a fair value price different from the exercise value.

The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in € ‘000	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	168,293	168,293	68,567	68,567
Trade and other receivables	29,236	29,236	25,737	25,737
Liabilities:
Loans and borrowings	—	—	45,590	45,590
Convertible Bond	123,588	123,588	—	—
Lease Liabilities	8,300	8,300	6,309	6,309
Other financial liabilities	20,530	20,530	35,117	35,117
Trade and other payables	38,816	38,816	36,247	36,247
Derivative financial liabilities	147	147	268	268
The above fair values of financial instruments are based on internal calculations with the exception of the warrant and conversion option in the derivative financial liabilities as calculated by an independent valuator. Cash and cash equivalents, trade and other receivables as well as trade and other payables are stated at carrying amount, which approximates the fair value in view of the short maturity of these instruments. The fair values of finance lease liabilities and loans and borrowings (both non-current and current portion) are based on arm’s length transactions.
The table sets out an analysis for each of the period presented of the net position of Loans and borrowings, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in € ‘000	2020	2019
Cash and cash equivalents	167,068	66,299
Loans and borrowings - repayable within one year	—	(49,601)
Convertible bond - repayable within one year	(1,661)
Convertible bond - repayable after one year	(121,927)	—
Net debt	43,480	16,698

Cash and cash equivalents	167,068	66,299
Gross debt - fixed interest rates	(123,588)	(49,601)
Gross debt - variable interest rates	—	—
Net debt	43,480	16,698

Reconciliation of liabilities arising from financing activities:

	2019	Cashflows	Non - Cash changes						2020
Amounts in €’000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Loans and borrowings	45,590	(50,088)	—	346	449	—	3,703	*	—
Convertible Bond	—	120,807	—	3,536	650	—	(1,405)	**	123,588
Other financial liabilities	35,117	(18,136)	—	—	—	3,249	300	***	20,530
Lease Liabilities	6,309	(1,913)	3,308	596	—	—	—		8,300
Derivative financial liabilities	268	—	—	—	—	(121)	—		147
Total liabilities from financing activities	87,284	50,670	3,308	4,478	1,099	3,128	2,598		152,565
* Represents for the majority exit fees paid.
** Represents value conversion rights of convertible bonds as reflected in the consolidated Shareholders' Equity.
*** Represents foreign exchange result on the milestone payment.